Acquisition of North South (Details Narrative) (North South [Member], USD $)	9 Months Ended
Sep. 30, 2013
North South [Member]
Promissory note issued	$ 500,000
Proceeds from issuance of note	$ 500,000
Note interest rate	0.25%
Maturity date	24 months